Description of Business - Regulated Utilities (Details)	Dec. 31, 2019 community company station MW	Jan. 31, 2019	Dec. 31, 2018
Wataynikaneyap Partnership
Public Utilities, General Disclosures [Line Items]
Equity investment ownership (percent)	39.00%	39.00%	49.00%
Belize Electricity
Public Utilities, General Disclosures [Line Items]
Equity investment ownership (percent)	33.00%
TEP and UNS Electric, Inc
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	3,143
TEP and UNS Electric, Inc | Solar
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	59
Central Hudson | Gas-Fired and Hydroelectric Power Generation
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	65
FortisBC Energy
Public Utilities, General Disclosures [Line Items]
Number of communities (more than) | community	135
FortisBC Electric | Hydroelectric Power Generation
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	225
Generating facilities | station	4
Generating facilities, operating, maintenance and management services | station	5
Newfoundland Power Inc.
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	143
Newfoundland Power Inc. | Hydroelectric Power Generation
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	97
Maritime Electric
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	140
FortisOntario
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	5
FortisOntario | Electric Utilities
Public Utilities, General Disclosures [Line Items]
Number of utilities | company	3
Fortis Inc. | Wataynikaneyap Partnership
Public Utilities, General Disclosures [Line Items]
Partnership with First Nation communities, number | community	24
Caribbean Utilities | Diesel
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	161
Fortis Turks and Caicos
Public Utilities, General Disclosures [Line Items]
Number of utilities | company	2
Fortis Turks and Caicos | Diesel
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	91
ITC
Public Utilities, General Disclosures [Line Items]
Controlling ownership interest (percent)	80.10%
Noncontrolling ownership (percent)	19.90%
Caribbean Utilities
Public Utilities, General Disclosures [Line Items]
Controlling ownership interest (percent)	60.00%